Income Tax - Summary of Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 47,329,815	$ 43,666,636
Research and development credits	5,242,144	5,114,652
Accruals and other	1,216,600	742,045
Deferred rent	198,945	176,893
Gross deferred tax assets	53,987,504	49,700,226
Less valuation allowance	$ (53,987,504)	$ (49,700,226)